AB Sustainable Global Thematic Fund

Portfolio of Investments

October 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 92.7%
Information Technology – 25.5%
Communications Equipment – 1.1%
Lumentum Holdings, Inc.(a)	196,200	$16,223,778

Electronic Equipment, Instruments & Components – 4.3%
Flex Ltd.(a) (b)	2,734,790	38,697,278
Keyence Corp.	56,300	25,550,207

		64,247,485

IT Services – 6.1%
Adyen NV(a) (c)	17,490	29,396,198
Ant Group Co., Ltd. - Class H(c)	355,200	3,665,398
Pagseguro Digital Ltd.(a) (b)	386,810	14,161,114
Square, Inc. - Class A(a) (b)	142,737	22,107,106
Visa, Inc. - Class A(b)	121,245	22,031,429

		91,361,245

Semiconductors & Semiconductor Equipment – 6.1%
Cree, Inc.(a)	287,080	18,258,288
Infineon Technologies AG	1,253,033	34,885,913
NVIDIA Corp.	29,349	14,714,415
NXP Semiconductors NV	169,840	22,948,781

		90,807,397

Software – 6.1%
Dassault Systemes SE	147,110	25,083,774
Microsoft Corp.	133,585	27,046,955
Proofpoint, Inc.(a) (b)	177,816	17,024,104
Zendesk, Inc.(a)	198,710	22,044,887

		91,199,720

Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.	244,546	26,621,278

		380,460,903

Health Care – 22.8%
Biotechnology – 1.4%
Abcam PLC	1,083,190	20,670,199

Health Care Equipment & Supplies – 7.7%
Danaher Corp.	132,743	30,469,828
Koninklijke Philips NV(a)	794,863	36,815,471
STERIS PLC	107,400	19,030,206
West Pharmaceutical Services, Inc.(b)	106,113	28,870,164

		115,185,669

Health Care Providers & Services – 4.2%
Apollo Hospitals Enterprise Ltd.	1,075,423	30,786,311
Laboratory Corp. of America Holdings(a)	160,140	31,991,168

		62,777,479

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 9.5%
Bio-Rad Laboratories, Inc. - Class A(a) (b)	62,580	$36,698,163
Bruker Corp.	374,105	15,914,427
Gerresheimer AG	290,580	29,210,374
ICON PLC(a)	160,120	28,869,636
Tecan Group AG	66,010	31,323,615

		142,016,215

		340,649,562

Industrials – 17.6%
Building Products – 3.9%
Kingspan Group PLC(a)	425,565	37,098,228
Trex Co., Inc.(a) (b)	308,600	21,460,044

		58,558,272

Commercial Services & Supplies – 3.8%
Tetra Tech, Inc.	122,130	12,324,138
TOMRA Systems ASA	441,150	17,816,584
Waste Management, Inc.	248,170	26,780,025

		56,920,747

Electrical Equipment – 6.3%
Rockwell Automation, Inc.	117,070	27,759,638
Schneider Electric SE	207,940	25,266,044
Vestas Wind Systems A/S	237,840	40,804,786

		93,830,468

Machinery – 2.2%
Xylem, Inc./NY(b)	367,588	32,031,618

Professional Services – 1.4%
Recruit Holdings Co., Ltd.	559,900	21,304,557

		262,645,662

Financials – 6.8%
Banks – 2.0%
Erste Group Bank AG(a)	601,270	12,359,384
HDFC Bank Ltd.(a)	1,111,558	17,734,261

		30,093,645

Capital Markets – 3.5%
MSCI, Inc. - Class A(b)	82,410	28,830,315
Partners Group Holding AG	26,184	23,573,605

		52,403,920

Insurance – 1.3%
AIA Group Ltd.	2,050,400	19,514,012

		102,011,577

Consumer Discretionary – 6.6%
Auto Components – 1.7%
Aptiv PLC	261,392	25,221,714

Household Durables – 0.9%
TopBuild Corp.(a)	91,990	14,093,788

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 1.9%
Alibaba Group Holding Ltd.(a)	756,720	$28,675,030

Textiles, Apparel & Luxury Goods – 2.1%
NIKE, Inc. - Class B	259,490	31,159,559

		99,150,091

Materials – 5.7%
Chemicals – 5.7%
Chr Hansen Holding A/S	350,260	35,344,670
Ecolab, Inc.	109,919	20,180,029
Koninklijke DSM NV	180,930	28,935,678

		84,460,377

Consumer Staples – 4.1%
Food Products – 1.5%
Kerry Group PLC - Class A	191,790	22,957,628

Household Products – 2.6%
Procter & Gamble Co. (The)	183,820	25,201,722
Unicharm Corp.	290,600	13,446,323

		38,648,045

		61,605,673

Communication Services – 1.9%
Interactive Media & Services – 1.9%
Tencent Holdings Ltd.	368,400	28,147,826

Utilities – 1.7%
Water Utilities – 1.7%
American Water Works Co., Inc.(b)	167,581	25,222,616

Total Common Stocks (cost $926,875,406)		1,384,354,287

SHORT-TERM INVESTMENTS – 7.1%
Investment Companies – 7.1%
AB Fixed Income Shares, Inc. - AB Government Money Market Portfolio - Class AB, 0.03%(d) (e) (f) (cost $106,089,459)	106,089,459	106,089,459

Total Investments – 99.8% (cost $1,032,964,865)(g)		1,490,443,746
Other assets less liabilities – 0.2%		2,484,065

Net Assets – 100.0%		$1,492,927,811

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	18,175	KRW	21,565,836	11/10/2020	$787,400
Bank of America, NA	USD	3,109	RUB	239,426	11/19/2020	(100,620)
Bank of America, NA	CHF	16,228	USD	17,925	12/11/2020	206,623
Bank of America, NA	USD	23,612	AUD	32,306	12/11/2020	(899,602)
Bank of America, NA	USD	36,327	CAD	47,722	12/11/2020	(501,638)
Bank of America, NA	USD	17,933	JPY	1,890,394	12/11/2020	131,574
Bank of America, NA	USD	9,667	SEK	84,479	12/11/2020	(169,264)
Barclays Bank PLC	GBP	2,365	USD	3,090	12/11/2020	25,802
Barclays Bank PLC	JPY	411,833	USD	3,912	12/11/2020	(23,258)
Barclays Bank PLC	USD	3,510	EUR	2,965	12/11/2020	(53,576)
BNP Paribas SA	BRL	16,052	USD	2,896	11/04/2020	98,782
BNP Paribas SA	USD	2,781	BRL	16,052	11/04/2020	16,407
BNP Paribas SA	EUR	31,914	USD	37,335	12/11/2020	133,656
Citibank, NA	BRL	30,801	USD	5,336	11/04/2020	(31,482)
Citibank, NA	USD	5,373	BRL	30,801	11/04/2020	(4,635)
Citibank, NA	USD	2,411	KRW	2,812,593	11/10/2020	61,949
Citibank, NA	USD	22,189	TWD	643,442	11/18/2020	429,126
Citibank, NA	BRL	30,801	USD	5,368	12/02/2020	7,257
Citibank, NA	EUR	18,931	USD	22,453	12/11/2020	385,492
Citibank, NA	USD	19,684	CNY	135,579	12/11/2020	496,695
Citibank, NA	USD	13,348	EUR	11,380	12/11/2020	(82,545)
Citibank, NA	USD	2,503	JPY	265,523	12/11/2020	34,226
Deutsche Bank AG	EUR	7,119	USD	8,398	12/11/2020	99,531
Deutsche Bank AG	USD	3,120	AUD	4,349	12/11/2020	(62,314)
Deutsche Bank AG	USD	1,947	NOK	18,187	12/11/2020	(41,813)
Deutsche Bank AG	INR	2,082,325	USD	28,084	01/15/2021	347,370
Goldman Sachs Bank USA	USD	2,091	BRL	12,063	12/02/2020	8,291
Goldman Sachs Bank USA	EUR	6,832	USD	8,022	12/11/2020	57,759
Goldman Sachs Bank USA	NOK	28,670	USD	3,112	12/11/2020	109,350
Goldman Sachs Bank USA	USD	2,272	CHF	2,057	12/11/2020	(26,377)
Goldman Sachs Bank USA	USD	11,160	EUR	9,427	12/11/2020	(170,844)
Goldman Sachs Bank USA	USD	19,215	JPY	2,035,595	12/11/2020	237,589
JPMorgan Chase Bank, NA	BRL	14,749	USD	2,648	11/04/2020	77,695
JPMorgan Chase Bank, NA	USD	2,555	BRL	14,749	11/04/2020	15,075
JPMorgan Chase Bank, NA	CHF	2,680	USD	2,957	12/11/2020	30,760
JPMorgan Chase Bank, NA	NOK	122,025	USD	13,074	12/11/2020	293,744
JPMorgan Chase Bank, NA	USD	5,480	EUR	4,645	12/11/2020	(65,226)
Natwest Markets PLC	EUR	174,512	USD	207,429	12/11/2020	4,003,391
Natwest Markets PLC	GBP	9,745	USD	12,609	12/11/2020	(18,925)
Natwest Markets PLC	HKD	14,868	USD	1,918	12/11/2020	201
Natwest Markets PLC	USD	3,294	CAD	4,365	12/11/2020	(17,259)
Natwest Markets PLC	USD	5,272	EUR	4,473	12/11/2020	(58,382)
Societe Generale	USD	2,662	SEK	23,449	12/11/2020	(25,855)
Standard Chartered Bank	CAD	9,178	USD	6,892	12/11/2020	2,447
Standard Chartered Bank	USD	3,614	CHF	3,305	12/11/2020	(5,080)
Standard Chartered Bank	USD	2,550	CNY	17,490	12/11/2020	53,251
Standard Chartered Bank	USD	32,230	GBP	24,848	12/11/2020	(30,910)
Standard Chartered Bank	INR	222,428	USD	3,008	01/15/2021	45,199
Standard Chartered Bank	USD	9,096	INR	683,413	01/15/2021	7,443
State Street Bank & Trust Co.	CHF	2,138	USD	2,346	12/11/2020	11,357
State Street Bank & Trust Co.	EUR	7,702	USD	9,052	12/11/2020	73,710
State Street Bank & Trust Co.	USD	5,234	CHF	4,846	12/11/2020	56,920
State Street Bank & Trust Co.	USD	2,479	CNY	17,269	12/11/2020	91,356
State Street Bank & Trust Co.	USD	7,995	EUR	6,840	12/11/2020	(21,383)
State Street Bank & Trust Co.	USD	2,792	JPY	293,619	12/11/2020	13,916
State Street Bank & Trust Co.	USD	2,536	MXN	54,520	12/11/2020	23,606
State Street Bank & Trust Co.	USD	4,089	ZAR	69,168	12/11/2020	142,307
State Street Bank & Trust Co.	EUR	3,446	USD	4,027	03/15/2021	1,320
State Street Bank & Trust Co.	USD	11,103	GBP	8,571	03/15/2021	10,235
UBS AG	USD	4,077	JPY	425,764	11/04/2020	(10,398)
UBS AG	CHF	2,370	USD	2,614	12/11/2020	26,590
UBS AG	EUR	6,732	USD	7,986	12/11/2020	138,922
UBS AG	HKD	36,449	USD	4,700	12/11/2020	(1,167)
UBS AG	USD	3,037	GBP	2,338	12/11/2020	(7,327)

						$6,364,444

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate market value of these securities amounted to $33,061,596 or 2.2% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of October 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $483,306,800 and gross unrealized depreciation of investments was $(19,463,475), resulting in net unrealized appreciation of $463,843,325.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

RUB – Russian Ruble

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Country Breakdown1

October 31, 2020 (unaudited)

45.5%	United States
7.9%	Netherlands
6.0%	Ireland
5.1%	Denmark
4.3%	Germany
4.1%	China
4.0%	Japan
3.7%	Switzerland
3.4%	France
3.2%	India
1.4%	United Kingdom
1.3%	Hong Kong
1.2%	Norway
1.8%	Other
7.1%	Short-Term

100.0%	Total Investments

1

All data are as of October 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following: Austria and Brazil.

AB Sustainable Global Thematic Portfolio

October 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2020:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$261,879,413	$118,581,490		$—	$380,460,903
Health Care	212,513,791	128,135,771		—	340,649,562
Industrials	157,453,691	105,191,971		—	262,645,662
Financials	28,830,315	73,181,262		—	102,011,577
Consumer Discretionary	70,475,061	28,675,030		—	99,150,091
Materials	20,180,029	64,280,348		—	84,460,377
Consumer Staples	25,201,722	36,403,951		—	61,605,673
Communication Services	—	28,147,826		—	28,147,826
Utilities	25,222,616	—		—	25,222,616
Short-Term Investments	106,089,459	—		—	106,089,459

Total Investments in Securities	907,846,097	582,597,649	(a)	—	1,490,443,746
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	8,794,324		—	8,794,324
Liabilities:
Forward Currency Exchange Contracts	—	(2,429,880)		—	(2,429,880)

Total	$907,846,097	$588,962,093		$—	$1,496,808,190

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2020 is as follows:

Fund	Market Value 07/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$110,156	$101,293	$105,360	$106,089	$17